Applications of New and Revised IFRS and IAS and IFRIC and SIC and IASB (Tables)	6 Months Ended
Jun. 30, 2024
Application of New and Revised International Financial Reporting Standards Ifrs International Accounting Standards Ias International Financial Reporting Interpretations Committee Ifric Interpretations an [Abstract]
Schedule of New Interpretation that are Mandatorily Effective for the Current Year	Amendments to IFRSs and the new interpretation that are mandatorily effective for the current year
New Standards, Interpretations and Amendments	Effective date issued by IASB
Amendments to IFRS 16, ‘Lease liability in a sale and leaseback’	January 1, 2024
Amendments to IAS 1, ‘Classification of liabilities as current or noncurrent’	January 1, 2024
Amendments to IAS 1, ‘Non-current liabilities with covenants’	January 1, 2024
Amendments to IAS 7 and IFRS 7, ’Supplier finance arrangements’	January 1, 2024

Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective	New standards, interpretations and amendments in issue but not yet effective are as follows:
New Standards, Interpretations and Amendments	Effective date issued by IASB
Amendments to IAS 21, ‘Lack of exchangeability’	January 1, 2025
Amendments to IFRS 10 and IAS 28, ’Sale or contribution of assets between an investor and its associate or joint venture’	To be determined by IASB
IFRS 18, “Presentation and disclosure in financial statements”	January 1, 2027